Invested Assets and Investment Income - Summary of Remaining Term To Maturity for Invested Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Cash and short-term securities	$ 20,338	$ 19,153	$ 22,594	$ 22,594
Debt securities	212,149	203,842	224,139
Public equities	25,531	23,519	28,067
Mortgages	52,421	51,765	53,948
Private placements	45,606	42,010	47,289
Loans to Bank clients	2,436	2,781	2,506
Real estate	13,049	14,269	14,269
Other invested assets	45,680	42,803	35,291
Total invested assets (note 4)	417,210	400,142	$ 428,103
Canadian government and agency [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Debt securities	20,988	21,266
U.S. government and agency [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Debt securities	28,478	24,736
Other government and agency [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Debt securities	30,666	26,473
Corporate [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Debt securities	130,046	129,079
Mortgage/asset-backed securities [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Debt securities	1,971	2,288
Alternative long-duration assets [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Other invested assets	41,434	38,460
Various other [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Other invested assets	4,246	4,343
Real estate own use property [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Real estate	2,591	2,852
Investment property [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Real estate	10,458	11,417
Less than 1 year [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Cash and short-term securities	20,338	19,153
Debt securities	1,294	1,787
Public equities	0
Mortgages	3,363	3,288
Private placements	1,418	1,485
Loans to Bank clients	39	40
Total invested assets (note 4)	35,105	34,252
Less than 1 year [Member] | Canadian government and agency [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Debt securities	657	738
Less than 1 year [Member] | U.S. government and agency [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Debt securities	297	380
Less than 1 year [Member] | Other government and agency [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Debt securities	412	457
Less than 1 year [Member] | Corporate [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Debt securities	8,475	8,599
Less than 1 year [Member] | Mortgage/asset-backed securities [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Debt securities	106	6
Less than 1 year [Member] | Alternative long-duration assets [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Other invested assets		1
Less than 1 year [Member] | Various other [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Other invested assets		105
1 to 3 years [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Public equities	0
Mortgages	12,076	7,838
Private placements	3,486	2,962
Loans to Bank clients	23	18
Total invested assets (note 4)	34,529	28,265
1 to 3 years [Member] | Canadian government and agency [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Debt securities	1,435	1,242
1 to 3 years [Member] | U.S. government and agency [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Debt securities	725	775
1 to 3 years [Member] | Other government and agency [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Debt securities	1,052	753
1 to 3 years [Member] | Corporate [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Debt securities	15,512	14,542
1 to 3 years [Member] | Mortgage/asset-backed securities [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Debt securities	153	89
1 to 3 years [Member] | Alternative long-duration assets [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Other invested assets	67	46
3 to 5 years [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Public equities	0
Mortgages	10,181	10,911
Private placements	4,704	4,090
Loans to Bank clients	1	5
Total invested assets (note 4)	37,970	36,610
3 to 5 years [Member] | Canadian government and agency [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Debt securities	1,580	2,536
3 to 5 years [Member] | U.S. government and agency [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Debt securities	744	505
3 to 5 years [Member] | Other government and agency [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Debt securities	1,892	1,490
3 to 5 years [Member] | Corporate [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Debt securities	18,548	16,767
3 to 5 years [Member] | Mortgage/asset-backed securities [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Debt securities	279	265
3 to 5 years [Member] | Alternative long-duration assets [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Other invested assets	22	22
3 to 5 years [Member] | Various other [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Other invested assets	19	19
5 to 10 years [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Public equities	0
Mortgages	7,690	7,906
Private placements	9,137	7,958
Loans to Bank clients	0
Total invested assets (note 4)	64,378	64,932
5 to 10 years [Member] | Canadian government and agency [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Debt securities	3,656	3,811
5 to 10 years [Member] | U.S. government and agency [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Debt securities	4,504	3,560
5 to 10 years [Member] | Other government and agency [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Debt securities	3,864	3,801
5 to 10 years [Member] | Corporate [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Debt securities	33,361	36,778
5 to 10 years [Member] | Mortgage/asset-backed securities [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Debt securities	556	574
5 to 10 years [Member] | Alternative long-duration assets [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Other invested assets	82	35
5 to 10 years [Member] | Various other [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Other invested assets	1,528	509
Over 10 years [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Public equities	0
Mortgages	9,644	11,629
Private placements	26,790	25,440
Loans to Bank clients	0	2
Total invested assets (note 4)	153,699	147,124
Over 10 years [Member] | Canadian government and agency [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Debt securities	13,660	12,939
Over 10 years [Member] | U.S. government and agency [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Debt securities	22,208	19,516
Over 10 years [Member] | Other government and agency [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Debt securities	23,446	19,972
Over 10 years [Member] | Corporate [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Debt securities	54,100	52,392
Over 10 years [Member] | Mortgage/asset-backed securities [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Debt securities	877	1,354
Over 10 years [Member] | Alternative long-duration assets [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Other invested assets	732	674
Over 10 years [Member] | Various other [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Other invested assets	2,242	3,206
With no specific maturity [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Public equities	25,531	23,519
Mortgages	9,467	10,193
Private placements	71	75
Loans to Bank clients	2,373	2,716
Total invested assets (note 4)	91,529	88,959
With no specific maturity [Member] | Corporate [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Debt securities	50	1
With no specific maturity [Member] | Alternative long-duration assets [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Other invested assets	40,531	37,682
With no specific maturity [Member] | Various other [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Other invested assets	457	504
With no specific maturity [Member] | Real estate own use property [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Real estate	2,591	2,852
With no specific maturity [Member] | Investment property [Member]
Disclosure of Detailed Information About Remaining Term to Maturity for Invested Assets [Line Items]
Real estate	$ 10,458	$ 11,417